Document and Entity Information Document	Jun. 05, 2019
Document and Entity Information [Line Items]
Entity Registrant Name	PEPSICO INC
Entity Address, Address Line One	700 Anderson Hill Road, Purchase, New York
Entity Incorporation, State Country Name	North Carolina
Document Type	8-K
Trading Symbol	PEP
Document Creation Date	Jun. 05, 2019
Local Phone Number	(914) 253-2000
Entity File Number	1-1183
Entity Address, Postal Zip Code	10577
Entity Central Index Key	0000077476
Current Fiscal Year End Date	--12-28
Document Period End Date	Jun. 05, 2019
Document Fiscal Year Focus	2019
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	131584302
Entity Information, Former Legal or Registered Name	N/A
One Point One Two Five Percent Notes Due 2031 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	1.125% Senior Notes Due 2031
Trading Symbol	PEP31
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Zero Point Seven Five Percent Notes Due 2027 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	0.750% Senior Notes Due 2027
Trading Symbol	PEP27
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Zero Point Eight Seven Five Percent Notes Due 2028 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	0.875% Senior Notes Due 2028
Trading Symbol	PEP28
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Two Point Six Two Five Percent Notes Due 2026 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	2.625% Senior Notes Due 2026
Trading Symbol	PEP26
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
One Point Seven Five Percent Notes Due 2021 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	1.750% Senior Notes Due 2021
Trading Symbol	PEP21a
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Two Point Five Percent Notes Due 2022 [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	2.500% Senior Notes Due 2022
Trading Symbol	PEP22a
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Common stock, par value 1-2/3 cents per share [Member]
Document and Entity Information [Line Items]
Entity Listing, Description	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC